                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00919

                        Van Kampen Equity and Income Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/05

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)




DESCRIPTION                                                                             SHARES            VALUE
COMMON STOCKS    61.0%
AEROSPACE & DEFENSE    1.3%
               Northrop Grumman Corp.                                                   1,615,000       $    87,177,700
               Raytheon Co.                                                             2,143,000            82,934,100
                                                                                                   ---------------------
                                                                                                            170,111,800
                                                                                                   ---------------------

AUTOMOBILE MANUFACTURERS    1.3%
               Honda Motor Co., Ltd. - ADR (Japan)                                      6,724,000           168,368,960
                                                                                                   ---------------------

BANKING 1.4%
               Citigroup, Inc.                                                          4,066,000           182,726,040
                                                                                                   ---------------------

BIOTECHNOLOGY    0.5%
               Chiron Corp. (a)                                                         1,819,000            63,774,140
                                                                                                   ---------------------

BROADCASTING & CABLE TV    1.2%
               Clear Channel Communications, Inc.                                       4,352,000           150,013,440
                                                                                                   ---------------------

BROKERAGE    0.2%
               Goldman Sachs Group, Inc.                                                  272,000            29,917,280
                                                                                                   ---------------------

COMMODITY CHEMICALS    0.1%
               Lanxess AG (Germany) (a)                                                   683,360            14,087,559
                                                                                                   ---------------------

COMPUTER HARDWARE    1.0%
               Hewlett-Packard Co.                                                      3,255,000            71,414,700
               International Business Machines Corp.                                      648,000            59,214,240
                                                                                                   ---------------------
                                                                                                            130,628,940
                                                                                                   ---------------------

DEPARTMENT STORES    0.9%
               Kohl's Corp. (a)                                                         2,201,600           113,668,608
                                                                                                   ---------------------

DIVERSIFIED BANKS    1.3%
               Bank of America Corp.                                                    2,588,000           114,130,800
               PNC Financial Services Group, Inc.                                       1,086,000            55,907,280
                                                                                                   ---------------------
                                                                                                            170,038,080
                                                                                                   ---------------------

DIVERSIFIED CAPITAL MARKETS    1.7%
               J.P. Morgan Chase & Co.                                                  6,231,520           215,610,592
                                                                                                   ---------------------

DIVERSIFIED CHEMICALS    2.6%
               Bayer AG - ADR (Germany)                                                 6,833,600           226,123,824
               Dow Chemical Co.                                                         2,214,350           110,385,347
                                                                                                   ---------------------
                                                                                                            336,509,171
                                                                                                   ---------------------

DIVERSIFIED COMMERCIAL SERVICES    0.5%
               Equifax, Inc.                                                            2,231,300            68,478,597
                                                                                                   ---------------------

ELECTRIC    1.2%
               American Electric Power Co., Inc.                                        1,941,000            66,110,460
               Entergy Corp.                                                            1,369,000            96,733,540
                                                                                                   ---------------------
                                                                                                            162,844,000
                                                                                                   ---------------------

ELECTRIC UTILITIES    1.4%
               Consolidated Edison, Inc.                                                1,040,000            43,867,200
               Exelon Corp.                                                             1,544,800            70,890,872
               FirstEnergy Corp.                                                        1,755,600            73,647,420
                                                                                                   ---------------------
                                                                                                            188,405,492
                                                                                                   ---------------------

ENTERTAINMENT    1.5%
               Time Warner, Inc. (a)                                                   11,019,000           193,383,450
                                                                                                   ---------------------

GENERAL MERCHANDISE STORES    0.5%
               Target Corp.                                                             1,223,000            61,174,460
                                                                                                   ---------------------

GOLD    0.9%
               Newmont Mining Corp.                                                     2,698,200           113,998,950
                                                                                                   ---------------------

HEALTH CARE EQUIPMENT    1.0%
               Applera Corp.                                                              831,000            16,403,940
               Bausch & Lomb, Inc.                                                      1,490,720           109,269,776
                                                                                                   ---------------------
                                                                                                            125,673,716
                                                                                                   ---------------------

HEALTHCARE    1.3%
               Eli Lilly & Co.                                                          2,047,000           106,648,700
               GlaxoSmithKline PLC - ADR (United Kingdom)                               1,481,000            68,007,520
                                                                                                   ---------------------
                                                                                                            174,656,220
                                                                                                   ---------------------

HOTELS    0.3%
               Marriott International, Inc., Class A                                      659,000            44,060,740
                                                                                                   ---------------------

HOUSEHOLD PRODUCTS    0.8%
               Kimberly-Clark Corp.                                                     1,522,000           100,041,060
                                                                                                   ---------------------

HYPERMARKETS & SUPER CENTERS    1.3%
               Wal-Mart Stores, Inc.                                                    3,398,000           170,273,780
                                                                                                   ---------------------

INDUSTRIAL CONGLOMERATES    1.4%
               General Electric Co.                                                     5,067,000           182,716,020
                                                                                                   ---------------------

INDUSTRIAL MACHINERY    1.0%
               Ingersoll-Rand Co., Class A (Bermuda)                                      846,160            67,396,644
               Parker Hannifin Corp.                                                      951,000            57,934,920
                                                                                                   ---------------------
                                                                                                            125,331,564
                                                                                                   ---------------------

INTEGRATED ENERGY    1.1%
               ConocoPhillips                                                           1,298,800           140,062,592
                                                                                                   ---------------------

INTEGRATED OIL & GAS    4.1%
               BP PLC - ADR (United Kingdom)                                            3,088,000           192,691,200
               Exxon Mobil Corp.                                                        2,680,700           159,769,720
               Royal Dutch Petroleum Co. (Netherlands)                                  3,072,000           184,442,880
                                                                                                   ---------------------
                                                                                                            536,903,800
                                                                                                   ---------------------

INVESTMENT BANKING & BROKERAGE    3.3%
               Charles Schwab Corp.                                                     6,750,940            70,952,379
               Lehman Brothers Holdings, Inc.                                           1,997,960           188,127,914
               Merrill Lynch & Co., Inc.                                                3,054,200           172,867,720
                                                                                                   ---------------------
                                                                                                            431,948,013
                                                                                                   ---------------------

IT CONSULTING & OTHER SERVICES    0.1%
               Accenture, Ltd., Class A (Bermuda) (a)                                     620,780            14,991,837
                                                                                                   ---------------------

LIFE & HEALTH INSURANCE    1.0%
               Cigna Corp.                                                              1,389,000           124,037,700
                                                                                                   ---------------------

LIFE INSURANCE    0.7%
               Prudential Financial, Inc.                                               1,579,602            90,669,155
                                                                                                   ---------------------

MEDIA-CABLE    0.4%
               Viacom, Inc., Class B                                                    1,392,100            48,486,843
                                                                                                   ---------------------

MOVIES & ENTERTAINMENT    1.1%
               Walt Disney Co.                                                          4,923,800           141,460,774
                                                                                                   ---------------------

MULTI-LINE INSURANCE    0.2%
               Aegon N.V. (Netherlands)                                                 2,103,000            28,306,380
                                                                                                   ---------------------

MULTI-UTILITIES & UNREGULATED POWER    0.4%
               Williams Cos., Inc.                                                      3,000,000            56,430,000
                                                                                                   ---------------------

OIL & GAS EQUIPMENT & SERVICES    1.3%
               Schlumberger Ltd. (Netherlands)                                          2,310,600           162,851,088
                                                                                                   ---------------------

OIL & GAS REFINING & MARKETING    0.9%
               Valero Energy Corp.                                                      1,551,600           113,685,732
                                                                                                   ---------------------

PACKAGED FOODS    2.1%
               Cadbury Schweppes PLC - ADR (United Kingdom)                             2,381,819            96,940,033
               Kraft Foods, Inc.                                                        1,837,000            60,712,850
               Unilever NV (Netherlands)                                                1,749,700           119,714,474
                                                                                                   ---------------------
                                                                                                            277,367,357
                                                                                                   ---------------------

PHARMACEUTICALS    6.1%

               Bristol-Myers Squibb Co.                                                10,009,000           254,829,140
               Roche Holdings AG - ADR (Switzerland)                                    2,954,000           158,865,234
               Sanofi Aventis - ADR (France)                                            2,240,000            94,687,040
               Schering-Plough Corp.                                                    9,104,000           165,237,600
               Wyeth, Inc.                                                              2,707,000           114,181,260
                                                                                                   ---------------------
                                                                                                            787,800,274
                                                                                                   ---------------------

PROPERTY & CASUALTY    2.9%
               Chubb Corp.                                                              1,885,700           149,479,439
               Hartford Financial Services Group, Inc.                                  1,594,800           109,339,488
               St. Paul Travelers Cos., Inc.                                            3,042,457           111,749,446
                                                                                                   ---------------------
                                                                                                            370,568,373
                                                                                                   ---------------------

RAILROADS    0.9%
               Norfolk Southern Corp.                                                   3,188,850           118,146,892
                                                                                                   ---------------------

REGIONAL BANKS    0.3%
               State Street Corp.                                                         827,000            36,156,440
                                                                                                   ---------------------

RESTAURANTS    0.3%
               McDonald's Corp.                                                         1,302,090            40,547,083
                                                                                                   ---------------------

SEMICONDUCTORS    0.9%
               Intel Corp.                                                              2,970,000            68,993,100
               Micron Technology, Inc. (a)                                              4,925,000            50,924,500
                                                                                                   ---------------------
                                                                                                            119,917,600
                                                                                                   ---------------------

SOFT DRINKS    0.9%
               Coca-Cola Co.                                                            2,775,700           115,663,419
                                                                                                   ---------------------

SYSTEMS SOFTWARE    0.6%
               Symantec Corp. (a)                                                       3,582,000            76,404,060
                                                                                                   ---------------------

THRIFTS & MORTGAGE FINANCE    1.1%
               Freddie Mac                                                              2,283,000           144,285,600
                                                                                                   ---------------------

TOBACCO    0.7%
               Altria Group, Inc.                                                       1,437,800            94,017,742
                                                                                                   ---------------------

WIRELESS COMMUNICATIONS    0.5%
               Motorola, Inc.                                                           4,759,000            71,242,230
                                                                                                   ---------------------

WIRELESS TELECOMMUNICATION SERVICES    0.4%
               Nextel Communications, Inc., Class A (a)                                 1,742,000            49,507,640
                                                                                                   ---------------------

WIRELINE COMMUNICATIONS    2.1%
               France Telecom - ADR (France)                                            2,617,000            78,169,790
               Sprint Corp.                                                             2,218,250            50,465,187
               Verizon Communications, Inc.                                             3,900,112           138,453,976
                                                                                                   ---------------------
                                                                                                            267,088,953
                                                                                                   ---------------------

TOTAL COMMON STOCKS    61.0%                                                                              7,915,040,236
                                                                                                   ---------------------

CONVERTIBLE PREFERRED STOCKS    5.3%
ADVERTISING    0.0%
               Interpublic Group Cos., Inc.                                                44,700             2,032,509
                                                                                                   ---------------------

AEROSPACE & DEFENSE    0.2%
               Coltec Capital Trust - TIDES                                               400,000            20,000,000
                                                                                                   ---------------------

AIRLINES    0.0%
               Continental Airlines Fin Trust II                                          150,000             3,431,250
                                                                                                   ---------------------

BROADCASTING & CABLE TV    0.1%
               Sinclair Broadcast Group, Inc.                                             424,700            17,784,312
                                                                                                   ---------------------

DIVERSIFIED CHEMICALS    0.0%
               Huntsman Corp.                                                              65,200             3,325,200
                                                                                                   ---------------------

GAS UTILITIES    0.2%
               El Paso Energy Capital Trust I                                             820,900            29,716,580
                                                                                                   ---------------------

HEALTH CARE DISTRIBUTORS    0.1%
               McKesson Financing Trust                                                   350,000            18,200,000
                                                                                                   ---------------------

HEALTH CARE EQUIPMENT    0.5%
               Baxter International                                                     1,203,500            64,808,475
                                                                                                   ---------------------

HEALTH CARE SERVICES    0.2%
               Omnicare Capital Trust II                                                  599,800            30,931,686
                                                                                                   ---------------------

HOUSEWARES & SPECIALTIES    0.2%
               Newell Financial Trust I - QUIPS                                           647,500            30,189,687
                                                                                                   ---------------------

INTEGRATED ENERGY    0.7%
               Amerada Hess Corp. - ACES                                                1,000,000            83,890,000
                                                                                                   ---------------------

LIFE & HEALTH INSURANCE    0.3%
               Conseco, Inc.                                                              600,000            16,050,000
               Unumprovident Corp.                                                        629,400            21,368,130
                                                                                                   ---------------------
                                                                                                             37,418,130
                                                                                                   ---------------------

PHARMACEUTICALS    0.5%
               Schering-Plough Corp.                                                    1,189,000            60,341,750
                                                                                                   ---------------------

PROPERTY & CASUALTY    0.7%
               Chubb Corp.                                                              1,314,700            38,980,855
               St Paul Cos., Inc.                                                         440,000            28,591,200
               Travelers Property Casualty Co. (a)                                        905,200            20,023,024
                                                                                                   ---------------------
                                                                                                             87,595,079
                                                                                                   ---------------------

SPECIALTY STORES    0.2%
               United Rentals Trust I                                                     475,000            21,137,500
                                                                                                   ---------------------

THRIFTS & MORTGAGE FINANCE    1.4%
               Federal National Mortgage Association                                        1,177           110,298,589
               Sovereign Capital Trust IV                                               1,389,900            65,846,513
                                                                                                   ---------------------
                                                                                                            176,145,102
                                                                                                   ---------------------

TOTAL CONVERTIBLE PREFERRED STOCKS    5.3%                                                                  686,947,260
                                                                                                   ---------------------

PAR
AMOUNT
(000)          DESCRIPTION                                           COUPON         MATURITY                 VALUE

               CORPORATE BONDS    4.3%
               AEROSPACE & DEFENSE    0.1%
   $  3,579    Raytheon Co.                                             4.500%      11/15/07          $       3,630,695
      1,473    Raytheon Co.                                             6.150       11/01/08                  1,542,286
      1,850    Raytheon Co.                                             8.300       03/01/10                  2,126,270
                                                                                                   ---------------------
                                                                                                              7,299,251
                                                                                                   ---------------------

               AUTOMOTIVE    0.3%
      1,505    Daimler Chrysler NA Holding Corp.                        7.300       01/15/12                  1,643,186
      3,730    Daimler Chrysler NA Holding Corp.                        7.750       01/18/11                  4,140,442
      4,155    Ford Motor Credit Co.                                    7.250       10/25/11                  4,105,526
      3,120    Ford Motor Credit Co.                                    7.375       10/28/09                  3,136,630
      1,265    General Motors Acceptance Corp.                          4.500       07/15/06                  1,234,359
     20,880    General Motors Acceptance Corp.                          6.875       09/15/11                 18,916,821
      2,165    General Motors Corp.                                     8.375       07/15/33                  1,857,141
                                                                                                   ---------------------
                                                                                                             35,034,105
                                                                                                   ---------------------

               BANKING    0.6%
      8,940    Bank of America Corp.                                    3.375       02/17/09                  8,581,765
      1,525    Bank of New York Co., Inc.                               3.800       02/01/08                  1,502,721
      1,270    Bank of New York Co., Inc.                               5.200       07/01/07                  1,295,556
        505    Bank One Corp.                                           6.000       02/17/09                    528,470
      1,355    Citicorp                                                 6.750       08/15/05                  1,371,878
     10,740    Citigroup, Inc.                                          5.625       08/27/12                 11,143,695
      3,100    Citigroup, Inc.                                          6.000       02/21/12                  3,304,575
      5,000    Citigroup, Inc.                                          6.500       01/18/11                  5,438,415
      2,430    FleetBoston Financial Corp                               7.250       09/15/05                  2,471,283
      3,250    Huntington National Bank                                 4.375       01/15/10                  3,188,978
      8,760    Marshall & Ilsey Bank                                    3.800       02/08/08                  8,623,589
      2,470    MBNA America Bank NA                                     7.125       11/15/12                  2,755,406
      6,515    MBNA Corp.                                               6.125       03/01/13                  6,883,469
        675    Sovereign Bank                                           4.000       02/01/08                    667,377
      9,800    Wachovia Corp.                                           3.625       02/17/09                  9,493,005
      2,540    Washington Mutual Bank FA                                5.500       01/15/13                  2,596,152
      4,110    Washington Mutual, Inc.                                  8.250       04/01/10                  4,667,119
                                                                                                   ---------------------
                                                                                                             74,513,453
                                                                                                   ---------------------

               BROKERAGE    0.1%
      3,925    Goldman Sachs Group, Inc.                                5.250       10/15/13                  3,905,728
      1,385    Goldman Sachs Group, Inc.                                6.600       01/15/12                  1,500,825
      5,515    Goldman Sachs Group, Inc.                                6.875       01/15/11                  6,022,672

                                                                                                   ---------------------
                                                                                                             11,429,225
                                                                                                   ---------------------

               CHEMICALS    0.1%
      2,405    ICI Wilmington, Inc.                                     4.375       12/01/08                  2,377,316
      5,120    Sealed Air Corp., 144A-Private Placement (b)             5.625       07/15/13                  5,187,087
                                                                                                   ---------------------
                                                                                                              7,564,403
                                                                                                   ---------------------

               CONSTRUCTION MACHINERY    0.1%
      7,555    Caterpillar Financial Services Corp.                     3.625       11/15/07                  7,434,649
                                                                                                   ---------------------

               CONSUMER PRODUCTS    0.0%
      6,000    Clorox Co., 144A-Private Placement (Variable
               Rate Coupon) (b) (d)                                     3.125       12/14/07                  6,010,890
                                                                                                   ---------------------

               DIVERSIFIED CAPITAL MARKETS    0.0%
      5,480    J.P. Morgan Chase & Co.                                  6.750       02/01/11                  6,006,880
                                                                                                   ---------------------

               DIVERSIFIED MANUFACTURING    0.1%
      2,785    Cooper Industries, Inc.                                  5.250       07/01/07                  2,836,534
      1,280    Hutchison Whampoa International Ltd.,
               144A-Private Placement (Cayman Islands) (b)              5.450       11/24/10                  1,298,742
      3,910    Hutchison Whampoa International Ltd.,
               144A-Private Placement (Cayman Islands) (b)              6.500       02/13/13                  4,134,395
      3,510    Textron Financial Corp.                                  4.125       03/03/08                  3,486,946
                                                                                                   ---------------------
                                                                                                             11,756,617
                                                                                                   ---------------------

               ELECTRIC    0.5%
      4,710    Arizona Public Service Co.                               5.800       06/30/14                  4,942,594
      1,830    Arizona Public Service Co.                               6.750       11/15/06                  1,899,018
      4,670    Carolina Power & Light Co.                               5.125       09/15/13                  4,680,643
      3,515    Cincinnati Gas & Electric Co.                            5.700       09/15/12                  3,650,556
      5,000    Commonwealth Edison Co.                                  8.000       05/15/08                  5,521,360
      2,390    Detroit Edison Co.                                       6.125       10/01/10                  2,544,645
      2,355    Detroit Edison Co., 144A-Private Placement (b)           4.800       02/15/15                  2,288,021
      4,205    Duquesne Light Co., Ser O                                6.700       04/15/12                  4,631,740
      2,285    Entergy Gulf States, Inc.                                3.600       06/01/08                  2,219,075
      3,340    Entergy Gulf States, Inc. (Variable Rate
               Coupon) (d)                                              3.310       12/01/09                  3,355,681
      6,505    FPL Group Capital, Inc.                                  3.250       04/11/06                  6,465,905
      1,330    Indianapolis Power & Light Co., 144A-Private
               Placement (b)                                            6.300       07/01/13                  1,402,204
      5,535    Jersey Central Power & Light Co.                         5.625       05/01/16                  5,650,942
      3,000    Nisource Finance Corp. (Variable Rate Coupon)
               (d)                                                      3.430       11/23/09                  3,020,472
      1,320    Ohio Edison Co.                                          5.450       05/01/15                  1,322,882
      5,565    Pacific Gas & Electric Co.                               6.050       03/01/34                  5,733,953
      1,255    Public Service Electric & Gas                            5.000       01/01/13                  1,257,219
      1,500    Public Service Electric & Gas                            5.375       09/01/13                  1,530,818
        780    South Carolina Electric & Gas                            5.300       05/15/33                    760,919
        580    Southern CA Edison Co.                                   5.000       01/15/14                    575,851
      1,925    Wisconsin Electric Power                                 3.500       12/01/07                  1,886,758
                                                                                                   ---------------------
                                                                                                             65,341,256
                                                                                                   ---------------------

               ENTERTAINMENT    0.1%
      2,765    Time Warner, Inc.                                        6.625       05/15/29                  2,914,025
      3,555    Time Warner, Inc.                                        7.625       04/15/31                  4,189,166
      2,675    Time Warner, Inc.                                        7.700       05/01/32                  3,185,676
                                                                                                   ---------------------
                                                                                                             10,288,867
                                                                                                   ---------------------

               ENVIRONMENTAL SERVICES    0.0%
      1,855    Waste Management, Inc.                                   7.375       08/01/10                  2,069,598
                                                                                                   ---------------------

               FOOD/BEVERAGE    0.1%
      4,680    Kraft Foods, Inc.                                        5.625       11/01/11                  4,862,651
      5,420    Miller Brewing Co., 144A-Private Placement (b)           4.250       08/15/08                  5,370,803
      5,000    Pepsi Bottling Group, Inc., Ser B                        7.000       03/01/29                  5,994,315
                                                                                                   ---------------------
                                                                                                             16,227,769
                                                                                                   ---------------------

               HEALTHCARE    0.1%
      7,140    Aetna, Inc.                                              7.375       03/01/06                  7,349,538
      4,795    Aetna, Inc.                                              7.875       03/01/11                  5,515,228
      2,500    Wellpoint, Inc., 144A-Private Placement (b)              3.750       12/14/07                  2,455,113
      2,265    Wellpoint, Inc., 144A-Private Placement (b)              4.250       12/15/09                  2,213,505
                                                                                                   ---------------------
                                                                                                             17,533,384
                                                                                                   ---------------------

               INDEPENDENT ENERGY    0.0%

        590    Kerr-McGee Corp.                                         5.875       09/15/06                    599,852
      4,010    Kerr-McGee Corp.                                         6.625       10/15/07                  4,156,445
                                                                                                   ---------------------
                                                                                                              4,756,297
                                                                                                   ---------------------

               INTEGRATED ENERGY    0.2%
      3,130    Amerada Hess Corp.                                       7.875       10/01/29                  3,752,282
      1,545    Consumers Energy Co., Ser B                              5.375       04/15/13                  1,558,397
      1,455    Consumers Energy Co., Ser H                              4.800       02/17/09                  1,457,411
      5,000    Niagara Mohawk Power Corp., Ser G                        7.750       10/01/08                  5,526,730
      6,850    Pemex Project Funding Master Trust                       7.375       12/15/14                  7,346,625
      1,485    Pemex Project Funding Master Trust                       8.625       02/01/22                  1,691,044
      1,485    Pemex Project Funding Master Trust                       9.125       10/13/10                  1,718,888
                                                                                                   ---------------------
                                                                                                             23,051,377
                                                                                                   ---------------------

               LIFE INSURANCE    0.1%
      5,000    American General Corp.                                   7.500       08/11/10                  5,590,955
      1,275    Equitable Cos., Inc.                                     6.500       04/01/08                  1,349,729
      1,145    John Hancock Financial Services, Inc.                    5.625       12/01/08                  1,187,447
        730    John Hancock Global Funding II, 144A-Private
               Placement (b)                                            7.900       07/02/10                    834,455
      3,155    Nationwide Financial Services, Inc.                      6.250       11/15/11                  3,397,897
      1,785    Prudential Holdings LLC, 144A-Private
               Placement (b)                                            7.245       12/18/23                  2,099,965
                                                                                                   ---------------------
                                                                                                             14,460,448
                                                                                                   ---------------------

               LODGING    0.1%
      2,700    Hyatt Equities LLC, 144A-Private Placement (b)           6.875       06/15/07                  2,789,988
      5,100    Marriott International, Ser E                            7.000       01/15/08                  5,419,704
                                                                                                   ---------------------
                                                                                                              8,209,692
                                                                                                   ---------------------

               MEDIA-CABLE    0.2%
      2,340    Comcast Cable Communications, Inc.                       6.375       01/30/06                  2,381,767
      1,850    Comcast Cable Communications, Inc.                       6.750       01/30/11                  2,000,801
      5,030    Comcast Corp.                                            6.500       01/15/15                  5,393,775
     10,000    Cox Communications, Inc.                                 7.250       11/15/15                 10,924,640
        750    TCI Communications, Inc.                                 7.875       02/15/26                    917,543
                                                                                                   ---------------------
                                                                                                             21,618,526
                                                                                                   ---------------------

               MEDIA-NONCABLE    0.1%
      2,900    Clear Channel Communications                             7.650       09/15/10                  3,178,249
      3,095    News America, Inc.                                       7.300       04/30/28                  3,458,786
      5,000    News America, Inc.                                       7.625       11/30/28                  5,775,595
      4,750    WPP Finance Corp. (United Kingdom)                       5.875       06/15/14                  4,920,098
                                                                                                   ---------------------
                                                                                                             17,332,728
                                                                                                   ---------------------

               NATURAL GAS DISTRIBUTORS    0.0%
        965    Sempra Energy                                            4.621       05/17/07                    969,312
                                                                                                   ---------------------

               NATURAL GAS PIPELINES    0.1%
      4,460    Consolidated Natural Gas Co.                             5.000       12/01/14                  4,369,136
      1,300    Consolidated Natural Gas Co., Ser A                      5.000       03/01/14                  1,277,868
      2,510    Consolidated Natural Gas Co., Ser C                      6.250       11/01/11                  2,692,362
        420    Texas Eastern Transmission Corp.                         7.000       07/15/32                    483,799
                                                                                                   ---------------------
                                                                                                              8,823,165
                                                                                                   ---------------------

               NONCAPTIVE-CONSUMER FINANCE    0.3%
      2,335    American General Finance Corp.                           4.625       05/15/09                  2,331,364
      6,000    American General Finance Corp.                           4.625       09/01/10                  5,939,550
      6,305    Countrywide Home Loans, Inc.                             3.250       05/21/08                  6,039,616
      2,385    Household Finance Corp.                                  4.125       12/15/08                  2,344,381
      2,900    Household Finance Corp.                                  4.125       11/16/09                  2,822,648
      1,340    Household Finance Corp.                                  5.875       02/01/09                  1,395,542
      1,080    Household Finance Corp.                                  6.375       10/15/11                  1,168,288
      3,285    Household Finance Corp.                                  6.400       06/17/08                  3,466,023
      3,535    Household Finance Corp.                                  6.750       05/15/11                  3,874,759
        690    Household Finance Corp.                                  8.000       07/15/10                    790,200
      4,320    SLM Corp.                                                4.000       01/15/10                  4,195,022
      4,835    SLM Corp.                                                5.000       10/01/13                  4,780,645
                                                                                                   ---------------------
                                                                                                             39,148,038
                                                                                                   ---------------------

               NONCAPTIVE-DIVERSIFIED FINANCE    0.2%
      2,585    CIT Group, Inc.                                          2.875       09/29/06                  2,539,313
      1,805    CIT Group, Inc.                                          7.375       04/02/07                  1,909,645
      2,925    General Electric Capital Corp.                           4.250       12/01/10                  2,859,325
      2,420    General Electric Capital Corp.                           4.750       09/15/14                  2,366,143
      5,600    General Electric Capital Corp.                           6.750       03/15/32                  6,485,763

      4,905    Nationwide Building Society, 144A-Private
               Placement (United Kingdom) (b)                           4.250       02/01/10                  4,805,311
                                                                                                   ---------------------
                                                                                                             20,965,500
                                                                                                   ---------------------

               OIL FIELD SERVICES    0.0%
        870    Panhandle Eastern Pipe Line Co., Ser B                   2.750       03/15/07                    842,759
                                                                                                   ---------------------

               PAPER    0.0%
      2,910    Sappi Papier Hldg AG, 144A-Private Placement
               (Austria) (b)                                            6.750       06/15/12                  3,161,017
      2,555    Weyerhaeuser Co.                                         6.000       08/01/06                  2,619,647
                                                                                                   ---------------------
                                                                                                              5,780,664
                                                                                                   ---------------------

               PROPERTY & CASUALTY    0.3%
      6,565    AIG Sunamerica Global Financial, 144A-Private
               Placement (b)                                            6.300       05/10/11                  7,061,951
      8,895    Farmers Exchange Capital, 144A-Private
               Placement (b)                                            7.050       07/15/28                  9,315,235
      2,790    Farmers Insurance Exchange Surplus,
               144A-Private Placement (b)                               8.625       05/01/24                  3,383,508
        700    Hartford Financial Services Group                        7.900       06/15/10                    787,044
      1,120    Hartford Financial Services Group                        2.375       06/01/06                  1,094,915
      6,330    Mantis Reef Ltd., 144A-Private Placement
               (Australia) (b)                                          4.692       11/14/08                  6,261,731
      7,540    Marsh & McLennan Cos., Inc.                              5.375       07/15/14                  7,246,528
                                                                                                   ---------------------
                                                                                                             35,150,912
                                                                                                   ---------------------

               RAILROADS    0.1%
      2,900    Burlington North Santa Fe                                4.575       01/15/21                  2,822,986
      5,000    CSX Corp.                                                6.750       03/15/11                  5,463,290
      5,000    Union Pacific Corp.                                      6.700       12/01/06                  5,200,220
                                                                                                   ---------------------
                                                                                                             13,486,496
                                                                                                   ---------------------

               REFINING    0.0%
        880    Ashland, Inc.                                            7.830       08/15/05                    893,195
                                                                                                   ---------------------

               RETAIL    0.1%
      4,861    CVS Corp., 144A-Private Placement (b)                    5.789       01/10/26                  4,954,205
        629    CVS Corp., 144A-Private Placement (b)                    6.204       10/10/25                    665,497
      2,890    Federated Department Stores, Inc.                        6.300       04/01/09                  3,023,795
      4,000    Federated Department Stores, Inc.                        6.625       09/01/08                  4,215,728
                                                                                                   ---------------------
                                                                                                             12,859,225
                                                                                                   ---------------------

               SUPERMARKETS    0.0%
      3,700    Kroger Co.                                               7.250       06/01/09                  4,015,055
                                                                                                   ---------------------

               TEXTILE    0.0%
      1,355    Mohawk Industries, Inc., Ser D                           7.200       04/15/12                  1,510,942
                                                                                                   ---------------------

               TOBACCO    0.1%
      3,925    Altria Group, Inc.                                       7.000       11/04/13                  4,218,492
      2,345    Altria Group, Inc.                                       7.750       01/15/27                  2,683,981
                                                                                                   ---------------------
                                                                                                              6,902,473
                                                                                                   ---------------------

               TRANSPORTATION SERVICES    0.0%
      3,000    FedEx Corp.                                              2.650       04/01/07                  2,908,521
                                                                                                   ---------------------

               WIRELINE COMMUNICATIONS    0.2%
        535    AT&T Corp.                                               7.300       11/15/11                    610,569
      2,315    AT&T Wireless Services, Inc.                             8.750       03/01/31                  3,063,384
      5,205    Deutsche Telekom Intl Fin (Netherlands)                  8.750       06/15/30                  6,827,513
      2,215    France Telecom SA (France)                               8.750       03/01/31                  2,924,026
      2,310    Sprint Capital Corp.                                     8.750       03/15/32                  3,005,961
      1,025    Telecom Italia Capital (Luxembourg)                      4.000       11/15/08                    999,025
      6,330    Telecom Italia Capital, 144A-Private
               Placement (Luxembourg) (b)                               4.000       01/15/10                  6,058,076
      3,000    Verizon Communications, Inc.                             7.510       04/01/09                  3,294,111
        365    Verizon New England, Inc.                                6.500       09/15/11                    391,285
                                                                                                   ---------------------
                                                                                                             27,173,950
                                                                                                   ---------------------

TOTAL CORPORATE BONDS    4.3%                                                                               552,433,359
                                                                                                   ---------------------

               CONVERTIBLE CORPORATE OBLIGATIONS    9.5%
               AIRLINES    0.2%
     15,405    American Airlines, Inc., 144A-Private
               Placement (Convertible into 887,482 common
               shares) (b)                                              4.250       09/23/23                 12,709,125
     20,000    Continental Airlines, Inc. (Convertible into
               500,000 common shares)                                   4.500       02/01/07                 16,675,000

                                                                                                   ---------------------
                                                                                                             29,384,125
                                                                                                   ---------------------

               BIOTECHNOLOGY    1.4%
     70,000    Amgen, Inc. (Convertible into 620,207 common
               shares) LYON                                               *         03/01/32                 51,275,000
     46,533    Chiron, Corp. (Convertible into 679,908
               common shares)                                           1.625       08/01/33                 43,333,856
     36,025    Chiron, Corp., 144A-Private Placement
               (Convertible into 537,688 common shares) (b)             2.750       06/30/34                 34,629,031
     50,000    Medimmune, Inc. (Convertible into 733,355
               common shares)                                           1.000       07/15/23                 48,000,000
                                                                                                   ---------------------
                                                                                                            177,237,887
                                                                                                   ---------------------

               BROKERAGE    0.5%
     64,200    Goldman Sachs Group, Inc. (Convertible into
               565,641 common shares)                                   2.000       02/02/12                 62,704,140
                                                                                                   ---------------------

               ELECTRIC    0.3%
     29,774    Reliant Resource, Inc., 144A-Private
               Placement (Convertible into 3,120,637 common
               shares) (b)                                              5.000       08/15/10                 41,646,382
                                                                                                   ---------------------

               ELECTRIC UTILITIES    0.7%
      2,000    Centerpoint Energy, Inc. (Convertible into
               48,927 Time Warner, Inc. common shares)                  2.000       09/15/29                 70,874,000
      9,768    PG & E Corp. (Convertible into 647,432 common
               shares)                                                  9.500       06/30/10                 26,349,180
                                                                                                   ---------------------
                                                                                                             97,223,180
                                                                                                   ---------------------

               ELECTRONIC EQUIPMENT MANUFACTURERS    0.4%
     46,000    Advanced Micro Devices, Inc. (Convertible
               into 1,967,494 common shares)                            4.750       02/01/22                 45,712,500
                                                                                                   ---------------------

               ELECTRONIC MANUFACTURING SERVICES    0.1%
     11,037    Agilent Technologies, Inc. (Convertible into
               342,551 common shares)                                   3.000       12/01/21                 10,899,037
                                                                                                   ---------------------

               FINANCIAL    0.4%
     46,500    American Express, 144A-Private Placement
               (Convertible into 669,939 common shares) (b)             1.850       12/01/33                 47,778,750
                                                                                                   ---------------------

               FOOD/BEVERAGE    0.5%
     86,000    General Mills, Inc. (Convertible into 303,386
               common shares)                                             *         10/28/22                 61,382,500
                                                                                                   ---------------------

               GAS UTILITIES    0.4%
    100,000    El Paso Corp. (Convertible into 478,720
               common shares)                                             *         02/28/21                 53,250,000
                                                                                                   ---------------------

               HEALTH CARE EQUIPMENT    0.1%
     17,299    Medtronic, Inc., Ser B (Convertible into
               279,891 common shares)                                   1.250       09/15/21                 17,342,248
                                                                                                   ---------------------

               HEALTHCARE    0.1%
     14,000    Edwards Lifesciences Corp. (Convertible into
               256,129 common shares)                                   3.875       05/15/33                 14,437,500
                                                                                                   ---------------------

               INDEPENDENT ENERGY    0.3%
     50,000    Calpine Corp., 144A-Private Placement
               (Convertible into 7,692,310 common shares) (b)           4.750       11/15/23                 34,125,000
                                                                                                   ---------------------

               INVESTMENT BANKING & BROKERAGE    0.7%
     92,200    Lehman Brothers Holdings, Inc. (Convertible
               into 797,235 common shares)                              1.500       03/23/12                 91,969,500
                                                                                                   ---------------------

               LIFE INSURANCE    0.3%
     38,000    Loews Corp. (Convertible into 584,277 Diamond
               Offshore Drilling, Inc. common shares)                   3.125       09/15/07                 38,475,000
                                                                                                   ---------------------

               MEDIA-NONCABLE    0.3%
        375    Tribune Co. (Convertible into 4,538 Time
               Warner, Inc. common shares)                              2.000       05/15/29                 33,600,413
                                                                                                   ---------------------

               OIL & GAS EQUIPMENT & SERVICES    0.4%
     40,000    Halliburton Co. (Convertible into 1,062,332
               common shares)                                           3.125       07/15/23                 51,800,000

                                                                                                   ---------------------

               OIL FIELD SERVICES    0.2%
     45,000    Weatherford International, Inc. (Convertible
               into 449,865 common shares) (Bermuda)                      *         06/30/20                 29,250,000
                                                                                                   ---------------------

               PAPER    0.5%
    120,000    International Paper Co. (Convertible into
               1,141,332 common shares)                                   *         06/20/21                 66,450,000
                                                                                                   ---------------------

               PHARMACEUTICALS    1.0%
     15,000    Alpharma, Inc. (Convertible into 467,144
               common shares)                                           3.000       06/01/06                 19,125,000
     30,000    Enzon Pharmaceuticals, Inc. (Convertible into
               422,652 common shares)                                   4.500       07/01/08                 27,112,500
     39,739    Teva Pharmaceutical (Convertible into
               1,048,514 common shares)                                 0.500       02/01/24                 39,739,000
      2,488    Valeant Pharmaceuticals International,
               144A-Private Placement (Convertible into
               78,704 common shares) (b)                                4.000       11/15/13                  2,404,030
     40,000    Watson Pharmaceuticals, Inc. (Convertible
               into 998,752 common shares)                              1.750       03/15/23                 38,200,000
                                                                                                   ---------------------
                                                                                                            126,580,530
                                                                                                   ---------------------

               SEMICONDUCTOR EQUIPMENT    0.1%
      9,825    Teradyne, Inc. (Convertible into 377,884
               common shares)                                           3.750       10/15/06                  9,726,750
                                                                                                   ---------------------

               SEMICONDUCTORS    0.2%
     31,461    Micron Technology, Inc. (Convertible into
               2,668,900 common shares)                                 2.500       02/01/10                 32,680,114
                                                                                                   ---------------------

               TELECOMMUNICATIONS    0.4%
     57,236    Nortel Networks Corp. (Convertible into
               5,723,600 common shares) (Canada)                        4.250       09/01/08                 53,229,480
                                                                                                   ---------------------

TOTAL CONVERTIBLE CORPORATE OBLIGATIONS    9.5%                                                           1,226,885,036
                                                                                                   ---------------------

               GOVERNMENT OBLIGATIONS    12.0%
      3,155    United Mexican States (Mexico)                           8.000       09/24/22                  3,588,813
      6,510    United Mexican States (Mexico)                           8.300       08/15/31                  7,470,225
     11,490    United Mexican States (Mexico)                           8.375       01/14/11                 13,104,345
     10,000    United States Treasury Bonds                             5.500       08/15/28                 10,866,410
     73,350    United States Treasury Bonds                             6.125       08/15/29                 86,418,403
     15,000    United States Treasury Bonds                             6.250       05/15/30                 18,026,955
      7,250    United States Treasury Bonds                             6.375       08/15/27                  8,712,745
     50,000    United States Treasury Bonds                             7.625       02/15/25                 67,380,900
     39,000    United States Treasury Bonds                             8.125       08/15/21                 53,417,832
     23,665    United States Treasury Bonds                             8.750       08/15/20                 33,752,206
     28,000    United States Treasury Bonds                             9.000       11/15/18                 39,893,448
     28,000    United States Treasury Bonds                             9.375       02/15/06                 29,462,356
     31,675    United States Treasury Bonds (STRIPS)                    0.000       02/15/25                 11,825,481
     31,675    United States Treasury Bonds (STRIPS)                    0.000       02/15/27                 10,754,930
    307,000    United States Treasury Notes                             1.875       01/31/06                303,402,574
     55,000    United States Treasury Notes                             3.125       05/15/07                 54,241,605
     90,000    United States Treasury Notes                             3.500       11/15/06                 89,746,920
    193,800    United States Treasury Notes                             3.875       02/15/13                187,130,567
    134,900    United States Treasury Notes                             4.250       08/15/13                133,071,565
    114,000    United States Treasury Notes                             4.750       11/15/08                116,769,858
     80,000    United States Treasury Notes                             5.625       02/15/06                 81,590,640
     37,340    United States Treasury Notes                             5.750       08/15/10                 40,082,175
     19,000    United States Treasury Notes                             6.125       08/15/07                 19,980,438
     73,000    United States Treasury Notes                             6.500       02/15/10                 80,405,558
     30,000    United States Treasury Notes                             6.625       05/15/07                 31,709,790
     79,460    United States Treasury Notes (STRIPS)                    0.000       05/15/25                 29,185,181
                                                                                                   ---------------------

TOTAL GOVERNMENT OBLIGATIONS                                                                              1,561,991,920
                                                                                                   ---------------------

               ASSET BACKED SECURITIES    1.3%
      2,084    America West Airlines, Inc.                              7.100       04/02/21                  2,219,806
     12,500    BMW Vehicle Owner Trust                                  2.670       03/25/08                 12,361,768
      8,600    Chase Manhattan Auto Owner Trust                         2.830       09/15/10                  8,329,091
      6,500    CIT Equipment                                            3.500       09/20/08                  6,399,192
      8,525    CNH Equipment Trust                                      4.020       04/15/09                  8,493,681
      9,500    Daimler Chrysler Auto Trust                              2.860       03/09/09                  9,300,901
      8,800    Harley-Davidson Motorcycle Trust                         3.560       02/15/12                  8,688,156
     15,800    Harley-Davidson Motorcycle Trust                         3.760       12/17/12                 15,596,259
      9,500    Honda Auto Receivables Owner Trust                       3.060       10/21/09                  9,285,190
     13,500    MBNA Credit Card Master Note Trust                       7.125       04/16/07                 13,127,312

      2,815    Ras Laffan Natural Gas Co., 144A-Private
               Placement (Qatar) (b)                                    8.294       03/15/14                  3,247,761
      2,315    Southwest Airlines Co.                                   5.496       11/01/06                  2,356,480
      3,070    Two Rock Pass Through Trust, 144A-Private
               Placement (Bermuda) (Variable Rate Coupon)
               (b) (d)                                                  3.714       02/11/49                  3,063,737
      9,900    TXU Electric Delivery Transition Bond Company
               LLC                                                      4.810       11/15/12                  9,884,388
      5,100    USAA Auto Owner Trust                                    3.030       06/16/08                  5,045,545
     15,950    USAA Auto Owner Trust                                    3.580       02/15/11                 15,719,503
     10,000    USAA Auto Owner Trust                                    3.900       07/15/09                  9,939,062
      7,600    Volkswagen Auto Lease Trust                              3.820       05/20/08                  7,572,581
      6,482    World Financial Properties, 144A-Private
               Placement (b)                                            6.910       09/01/13                  6,956,139
      3,078    World Financial Properties, 144A-Private
               Placement (b)                                            6.950       09/01/13                  3,302,836
      9,500    World Omni Auto Receivables Trust                        3.290       11/12/08                  9,400,229
                                                                                                   ---------------------

TOTAL ASSET BACKED SECURITIES    1.3%                                                                       170,289,617
                                                                                                   ---------------------

TOTAL LONG-TERM INVESTMENTS    93.4%
   (Cost $10,743,666,690)                                                                                12,110,523,691
                                                                                                   ---------------------

SHORT-TERM INVESTMENTS    6.6%
REPURCHASE AGREEMENTS    6.6%
               State Street Bank & Trust Co. ($1,200,000 par
               collateralized by U.S. Government obligations
               in a pooled cash account, interest rate of
               2.70%, dated 03/31/05, to be sold on 04/01/05
               at $1,200,090)                                                                                 1,200,000

               UBS Securities LLC ($855,231,000 par
               collateralized by U.S. Government obligations
               in a pooled cash account, interest rate of
               2.53%, dated 03/31/05, to be sold on 04/01/05
               at $855,291,104)                                                                             855,231,000

UNITED STATES GOVERNMENT AGENCY OBLIGATION    0.0%
               United States Treasury Bills ($3,000,000 par,
               yielding 2.734%, 07/14/05 maturity) (c)                                                        2,976,306
                                                                                                   ---------------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $859,406,573)                                                                                      859,407,306
                                                                                                   ---------------------

TOTAL INVESTMENTS    100.0%
   (Cost $11,603,073,263)                                                                                12,969,930,997

LIABILITIES IN EXCESS OF OTHER ASSETS    0.0%                                                               (3,772,570)
                                                                                                   ---------------------

NET ASSETS    100.0%                                                                                    $12,966,158,427
                                                                                                   =====================

               Percentages are calculated as a percentage of net assets.
*              Zero coupon bond
(a)            Non-income producing security as this stock currently does not declare dividends.
(b)            144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from
               registration which are normally those transactions with qualified institutional buyers.
(c)            All or a portion of these securities have been physically
               segregated in connection with open futures contracts.
(d)            Variable rate security. Interest rate shown is that in effect at
               March 31, 2005.
ACES        -  Automatically Convertible Equity Securities
ADR         -  American Depositary Receipt
LYON        -  Liquid Yield Option Note
QUIPS       -  Quarterly Income Preferred Securities
STRIPS      -  Separate Trading of Registered Interest and
               Principal of Securities
TIDES       -  Term Income Deferrable Equity Securities

Futures contracts outstanding as of March 31, 2005:

                                                                         CONTRACTS              UNREALIZED
                                                                                                APPRECIATION/DEPRECIATION

SHORT CONTRACTS:
5-Year U.S. Treasury Note - June 2005 (Current Notional
Value of $107,094 per contract)                                               2,636                               $1,922,825
2-Year U.S. Treasury Note - June 2005 (Current Notional
Value of $206,891 per contract)                                               1,076                                1,067,406
                                                                       -------------          -------------------------------
                                                                              3,712                               $2,990,231
                                                                       -------------          -------------------------------

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Van Kampen Equity and Income Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 19, 2005